Employee Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Outstanding and Exercisable

Outstanding and exercisable stock options as of September 30, 2014 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price
September 30, 2014	578,750	8.7	$2.65	110,667	$5.43

Outstanding and exercisable stock options as of December 31, 2013 and 2012 are as follows:

	Options Outstanding			Options Exercisable
	Number of Options Outstanding	Remaining Life (Years)	Exercise Price	Number of Options Exercisable	Exercise Price
December 31, 2012	110,750	7.2	$32.00	78,049	$32.00
December 31, 2013	115,750	6.3	$30.00	106,570	$32.00

Schedule of Equity-Based Compensation Expenses

The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the nine months ended September 30, 2014 and 2013:

	Nine Months Ended September 30,
	2014	2013
Stock based compensation expense	$242,696	$83,318

The estimated fair value of the Company stock options, less expected forfeitures, is amortized over the options vesting period on the straight-line basis. The Company recognized the following equity-based compensation expenses during the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013	2012
Stock based compensation expense	$111,091	$111,091
Income tax benefit recognized related to stock-based compensation	-	-
Income tax benefit realized from the exercising and vesting of options	-	-

Schedule of Assumptions Used in Calculation of Fair Value of the Options Exchanged

The following is the weighted average of the assumptions used in calculating the fair value of the options modified in September 2014 using the Black-Scholes method:

Fair Market Value	$4.94
Exercise Price	$3.50
Risk Free Rate	1.06%
Dividend Yield	0.00%
Expected Volatility	46.31%
Contractual Term	2.74 years